Accounts Receivable And Other Receivables (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of associates [line items]
Trade accounts receivable	$ 72,594	$ 95,093
Other receivables	3,895	177
Trade and other current receivables	76,489	$ 95,270
Medivra Holdings LLC
Disclosure of associates [line items]
Other receivables	$ 3,277